Provision for Environmental Rehabilitation - Reconciliation of the Total Liability for Environmental Rehabilitation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in other provisions
Balance at beginning of year	R 813
Balance at end of year	545	R 813
Provision for environmental rehabilitation
Reconciliation of changes in other provisions
Balance at beginning of year	5,473	5,013
Change in estimate - Balance sheet	(531)	(111)
Change in estimate - Income Statement	3	32
Utilisation of provision	(117)	(120)
Time value of money and inflation component of rehabilitation costs	486	483
Translation	(159)	176
Balance at end of year	5,155	5,473
Provision for environmental rehabilitation | PNG operations
Reconciliation of changes in other provisions
Balance at beginning of year	1,478
Balance at end of year	R 1,446	R 1,478